Business combinations - North American Title Acquisition (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 28, 2021	Jan. 07, 2019	Dec. 31, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Transaction costs	$ 67,000
North American Title Acquisition
Business Acquisition [Line Items]
Promissory note		$ 171,680
Transaction costs			$ 800
Total revenues				$ 355,900